Subsequent Events	6 Months Ended
Oct. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 18 – Subsequent events

On November 18, 2025, the Company completed the second closing pursuant to securities purchase agreements following the first private placement offering disclosed in Note 16 – Shareholders’ equity, which closed on October 15, 2025, where the Company issued and sold to certain investors, for an aggregate purchase price of $2,080,000: (i) pre-funded warrants of the Company to purchase up to an aggregate of 5,000,000 ordinary shares, with each ordinary share representing one-fifth ADSs, at an exercise price of $0.0001 per ordinary share, and (ii) warrants of the Company to purchase up to an aggregate of 5,000,000 ordinary shares, with each ordinary share representing one-fifth ADSs, at an exercise price of $0.544 per ordinary share. The pre-funded warrants were immediately exercisable on the date of issuance and will expire when exercised in full. The ordinary warrants were immediately exercisable and will expire on November 17, 2030. Each investor’s ability to exercise the warrants is subject to certain 4.99% and 9.99% beneficial ownership limitation provisions. In connection with the closing, the Company issued to certain representatives of Alexander Capital L.P. warrants to purchase up to 200,000 ordinary shares, with each ordinary share representing one-fifth ADSs, at an exercise price of $0.416 per ordinary share, which were immediately exercisable and will expire five years from issuance.

On January 16, 2026, the Extraordinary General Meeting of shareholders of the Company was held in Tokyo, Japan. As approved by the Company’s shareholders during the meeting, the Company’s name is changed from “Earlyworks Co., Ltd.” to “Perpetuals.com Ltd” and such change became effective on January 20, 2026.

On January 20, 2026, the Company consummated the transactions contemplated by share exchange agreement, dated December 28, 2025, by and among the Company, Perpetual Markets Ltd. (“Perpetual”), and the shareholders of Perpetual listed therein. As of the closing, the Company has paid Perpetual US$3.5 million, with the remaining US$11.5 million to be satisfied (i) through the allocation of certain cash proceeds received by the Company from the exercise of certain outstanding warrants, up to an aggregate cap of US$7.5 million and (ii) the proceeds of a future capital raise completed by the Company following the closing. The timing, structure, and other terms of the capital raise consideration are subject to further agreement between the parties and the satisfaction of specified conditions set forth in the share exchange agreement. Transfer of the equity consideration payable under the share exchange agreement will be finalized upon confirmation by Perpetual of no outstanding tax liabilities and Earlyworks’ receipt of approval as required under the Foreign Exchange and Foreign Trade Act of Japan (Act No. 228 of 1949, as amended) and related regulations in accordance with Japanese law.

Subsequent to October 31, 2025, the Company executed unsecured borrowings of JPY78,000,000 (US$0.51 million) from Mr. Satoshi Kobayashi, the Company’s Co-Chief Executive Officer and Director, and repaid JPY73,000,000 (US$0.47 million), with the balance of JPY50,000,000 (US$0.32 million) as of the date that the unaudited interim condensed financial statements are available to be issued. The borrowings bear no interest and the remaining balance of JPY50,000,000 (US$0.32 million) is expected to be repaid fully by April 30, 2026.

On April 9, 2026, pursuant to the provisions of Article 447, Paragraph 1 of the Companies Act, the Company proposed to shareholders to reduce its ordinary shares to JPY10,000,000 (US$0.06 million). The entire amount of the reduction will be transferred to additional paid-in capital upon approval by the shareholders at the extraordinary general meeting of shareholders, which will be held on April 30, 2026, with an effective date of April 30, 2026 for the purpose of ensuring the flexibility of future capital policy. Since this reduction will not result in any change to the Company’s net assets or the total number of issued shares, there will be no change in net assets per share.

The Company has assessed all events from October 31, 2025 up through April 27, 2026, which is the date that these unaudited interim condensed financial statements are available to be issued, and, except as disclosed above, there are not any material subsequent events that require disclosure in these unaudited interim condensed financial statements.